GOODWILL	12 Months Ended
Feb. 28, 2017
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Goodwill Disclosure [Text Block]
8.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 29, 2016 and February 28, 2017 consisted of the following:

	As of	As of
	February 29,	February 28,
	2016	2017

Gross amount:
Beginning balance	$13,854,592	$88,546,783
Addition (Note 3)	74,700,577	184,580,094
Exchange difference	(8,386)	(4,439,926)
Ending balance	88,546,783	268,686,951

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	-	-
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$87,022,517	$267,162,685

The Group did not incur impairment loss on goodwill for the years ended February 28, 2015, February 29, 2016 and February 28, 2017.